Annual Fund Operating Expenses - First Trust India NIFTY 50 Equal Weight ETF - First Trust India NIFTY 50 Equal Weight ETF	May 03, 2021
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.80%